Related party transactions (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 12, 2024	Apr. 07, 2023	Mar. 26, 2025	Nov. 19, 2023	Jul. 17, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 03, 2024	Jun. 30, 2024
Upfront payment	$ 2,500,000
Amendment fees	500,000
Advisory fee expense			$ 11,328,565					$ 3,675,569
Annual patent maintenance fee								20,000
Utilizes laboratory and patent maintenance services						$ 382	$ 184,449	98,543	$ 382,858
Utilizes laboratory and patent maintenance services payable						499,607		499,607		$ 272,328
General and Administrative Expense [Member]
Utilizes laboratory and patent maintenance services						$ 0	$ 20,000	$ 0	$ 20,000
NEONC TECHNOLOGIES HOLDINGS, INC.
Upfront payment	2,500,000
Monthly installments	8,828,565
Amendment fees	$ 500,000
Advisory fee expense											$ 500,000
Advance costs										500,000
Annual patent maintenance fee										$ 20,000
Purchased shares of common stock		10,500,000								560,000
License expense										$ 2,507,773
Additional license fees				$ 230,000	$ 230,000
Utilizes laboratory and patent maintenance services										461,000	326,000
Utilizes laboratory and patent maintenance services payable										272,328	277,344
Conversion of debt										1,377,096
Accrued compensation										785,996	798,743		$ 412,500
Shares of common stock												30,000	34,375
Reduction of compensation expense										251,576
Accrued related payroll taxes,										734,874	1,091,243
NEONC TECHNOLOGIES HOLDINGS, INC. | General and Administrative Expense [Member]
Utilizes laboratory and patent maintenance services										$ 20,000	$ 41,000